CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net margin	$ 51,199	$ 51,277	$ 50,345
Adjustments to reconcile net margin to net cash provided by operating activities:
Depreciation and amortization, including nuclear fuel	371,234	374,411	362,716
Accretion cost	38,090	36,674	32,361
Amortization of deferred gains	(1,788)	(1,788)	(1,788)
Allowance for equity funds used during construction	(1,006)	(784)	(788)
Deferred outage costs	(31,863)	(40,644)	(40,599)
Loss (gain) on sale of investments	4,871	(18,614)	96
Regulatory deferral of costs associated with nuclear decommissioning	(26,511)	(2,605)	(20,440)
Other	(5,676)	(9,240)	(7,286)
Change in operating assets and liabilities:
Receivables	8,424	(1,182)	(24,578)
Inventories	5,487	(6,388)	23,947
Prepayments and other current assets	4,544	614	(2,172)
Accounts payable	1,360	129,187	(76,495)
Accrued interest	(18,539)	(14,124)	34,804
Accrued and withheld taxes	(21,351)	(1,531)	1,102
Other current liabilities	25,723	(8,646)	(11,937)
Member power bill prepayments	69,921	(15,317)	6,155
Other	15,578
Total adjustments	438,498	420,023	275,098
Net cash provided by operating activities	489,697	471,300	325,443
Cash flows from investing activities:
Property additions	(1,185,367)	(1,019,695)	(613,019)
Guarantee settlement proceeds	0	1,104,000
Activity in nuclear decommissioning trust fund - Purchases	(457,909)	(450,113)	(395,506)
Activity in nuclear decommissioning trust fund - Proceeds	449,895	442,989	389,011
Decrease (increase) in restricted investments	229,751	(414,781)	(80,234)
Activity in other long-term investments - Purchases	(207,670)	(108,704)	(61,200)
Activity in other long-term investments - Proceeds	176,717	78,356	50,529
Other	9,144	(43,056)	13,554
Net cash used in investing activities	(985,439)	(411,004)	(696,865)
Cash flows from financing activities:
Long-term debt proceeds	813,028	544,503	790,385
Long-term debt payments	(201,354)	(677,641)	(114,702)
Increase (decrease) in short-term borrowings, net	246,001	88,458	(159,310)
Other	(7,010)	15,789	8,301
Net cash provided by (used in) financing activities	850,665	(28,891)	524,674
Net increase in cash and cash equivalents	354,923	31,405	153,252
Cash and cash equivalents at beginning of period	397,695	366,290	213,038
Cash and cash equivalents at end of period	752,618	397,695	366,290
Cash paid for -
Interest (net of amounts capitalized)	245,085	251,186	212,574
Supplemental disclosure of non-cash investing and financing activities:
Change in asset retirement obligations	248,608	2,414	63,011
Accrued property additions at end of period	121,557	134,082	26,870
Interest paid-in-kind	$ 59,137	$ 57,144	$ 47,814